Summary of Significant Accounting Policies - Summary of Exchange Rates (Detail)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Argentinean Peso [member]
Disclosure Of Exchange Rates [line items]
Closing rate	911.36		808.74
Brazilian Real [member]
Disclosure Of Exchange Rates [line items]
Closing rate	5.56		4.84
Average rate	5.02	5.12
Canadian Dollar [member]
Disclosure Of Exchange Rates [line items]
Closing rate	1.37		1.33
Average rate	1.36	1.36
Chinese Yuan [member]
Disclosure Of Exchange Rates [line items]
Closing rate	7.26		7.1
Average rate	7.2	6.93
Colombian Peso [member]
Disclosure Of Exchange Rates [line items]
Closing rate	4,151.75		3,818.47
Average rate	3,878.19	4,638.3
Euro [member]
Disclosure Of Exchange Rates [line items]
Closing rate	0.93		0.9
Average rate	0.92	0.93
Mexican Peso [member]
Disclosure Of Exchange Rates [line items]
Closing rate	18.38		16.89
Average rate	16.99	18.3
Peruvian Nuevo Sol [member]
Disclosure Of Exchange Rates [line items]
Closing rate	3.84		3.71
Average rate	3.76	3.77
Pound Sterling [member]
Disclosure Of Exchange Rates [line items]
Closing rate	0.79		0.79
Average rate	0.79	0.81
South African Rand [member]
Disclosure Of Exchange Rates [line items]
Closing rate	18.21		18.41
Average rate	18.82	18.1
South Korean Won [member]
Disclosure Of Exchange Rates [line items]
Closing rate	1,377.79		1,296.53
Average rate	1,347.46	1,301.06